CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Ordinary shares
Issuance cost	¥ 39,316